Commitments and Contingencies - Additional information (Details) - Agreement with Tsinghua University ¥ in Millions	Apr. 27, 2017 CNY (¥)
Long Term Purchase Commitment [Line Items]
Period covered by the purchase agreement	5 years
Maximum amount of funding support under certain circumstances	¥ 50.0
Amount of funding support to be paid in next three years	¥ 20.0